Risks arising from financial instruments (Tables)	6 Months Ended
Jun. 30, 2025
Text Block1 [Abstract]
Summary of Financial Assets And Financial Liabilities
Set out below is an overview of financial assets and liabilities held by the company as at the dates indicated:

	30 June 2025				31 December 2024
Million US dollar	At amortized cost	At fair value through profit or loss	At fair value through OCI	Total	At amortized cost	At fair value through profit or loss	At fair value through OCI	Total

Cash and cash equivalents	7 167	-	-	7 167	11 174	-	-	11 174
Trade and other receivables	5 944	-	-	5 944	4 714	-	-	4 714
Investment securities	27	205	125	357	30	221	138	389
Foreign exchange derivatives	-	33	52	85	-	23	433	457
Commodities	-	-	182	182	-	-	106	106
Cross currency interest rate swaps	-	-	103	103	-	-	249	249
Interest rate swaps	-	14	-	14	-	3	-	3
Financial assets	13 137	252	462	13 852	15 918	247	927	17 092
Non-current	439	21	148	608	382	-	399	781
Current	12 698	231	315	13 243	15 536	247	528	16 311

Trade and other payables	19 196	306	-	19 502	20 037	288	-	20 325
Non-current interest-bearing loans and borrowings	70 516	1 463	-	71 979	69 011	1 709	-	70 720
Current interest-bearing loans and borrowings	3 578	-	-	3 578	1 449	-	-	1 449
Bank overdrafts	21	-	-	21	-	-	-	-
Equity swaps	-	5 098	-	5 098	-	5 614	-	5 614
Foreign exchange derivatives	-	131	352	484	-	30	22	52
Commodities	-	-	60	60	-	-	70	70
Cross currency interest rate swaps	-	-	259	259	-	-	55	55
Interest rate swaps	-	80	-	80	-	94	-	94
Financial liabilities	93 311	7 079	671	101 061	90 497	7 735	147	98 379
Non-current	71 193	1 897	177	73 267	69 494	1 933	66	71 492
Current	22 119	5 181	495	27 795	21 003	5 802	82	26 887

Summary of Effective Interest Rates at Balance Sheet

30 June 2025	Before hedging		After hedging
Interest-bearing financial liabilities	Effective	Amount	Effective	Amount
Million US dollar	interest rate		interest rate

Floating rate
US dollar	-	-	5.5%	1 192
Other	6.1%	307	9.5%	306
		307		1 498
Fixed rate
US dollar	5.2%	42 732	5.5%	34 692
Euro	2.7%	29 283	2.7%	30 658
Chinese yuan	3.5%	38	2.7%	2 768
Canadian dollar	4.5%	581	4.4%	2 683
South Korean won	5.3%	47	2.5%	2 207
Pound sterling	3.3%	1 262	2.6%	37
Other	11.8%	1 328	11.7%	1 035
		75 272		74 081

31 December 2024 1	Before hedging		After hedging
Interest-bearing financial liabilities	Effective	Amount	Effective	Amount
Million US dollar	interest rate		interest rate

Floating rate
US dollar	-	-	5.3%	1 792
Other	11.2%	184	11.2%	184
		184		1 975
Fixed rate
US dollar	5.1%	46 192	5.4%	36 780
Euro	2.5%	22 653	2.5%	23 530
Chinese yuan	3.2%	41	2.6%	2 921
Canadian dollar	4.5%	555	4.4%	2 657
South Korean won	4.9%	40	2.3%	2 200
Pound sterling	3.3%	1 154	2.6%	34
Other	9.9%	1 350	10.5%	2 073
		71 986		70 195
1	Amended to conform to the 2025 presentation

Summary of Carrying Amount of Financial Assets
The maximum exposure to credit risk at the reporting date for trade and other receivables, excluding Brazilian tax credits, tax receivables other than income tax and prepaid expenses, was as follows:

	30 June 2025			31 December 2024
Million US dollar	Gross	Impairment	Net carrying amount	Gross	Impairment	Net carrying amount

Trade receivables	5 288	(422)	4 866	4 168	(377)	3 792
Other receivables	1 144	(67)	1 077	984	(61)	923
Trade and other receivables	6 433	(489)	5 944	5 152	(438)	4 714

Summary of Allowance for Impairment
The allowance for impairment recognized during the period on trade and other receivables was as follows:

	30 June 2025	31 December 2024
Balance at end of previous year	(438)	(462)
Impairment losses	(28)	(56)
Derecognition	11	24
Currency translation and other	(35)	55
Balance at end of period	(489)	(438)

Summary of Nominal Contractual Maturities of Non-Derivative Financial Liabilities
The following are the nominal contractual maturities of
non-derivative
financial liabilities including interest payments and derivative liabilities:

	30 June 2025
Million US dollar	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years

Non-derivative financial liabilities
Unsecured bond issues	(72 826)	(119 917)	(5 769)	(5 304)	(9 219)	(11 924)	(87 701)
Trade and other payables	(23 201)	(23 390)	(22 128)	(270)	(107)	(364)	(523)
Lease liabilities	(2 333)	(2 590)	(666)	(618)	(419)	(429)	(458)
Secured bank loans	(19)	(24)	(6)	(5)	(5)	(9)	-
Unsecured bank loans	(196)	(196)	(196)	-	-	-	-
Unsecured other loans	(184)	(208)	(79)	(100)	(18)	(1)	(10)
Bank overdrafts	(21)	(21)	(21)	-	-	-	-
	(98 779)	(146 347)	(28 864)	(6 297)	(9 766)	(12 727)	(88 692)

Derivative financial liabilities
Equity derivatives	(5 098)	(5 098)	(5 098)	-	-	-	-
Foreign exchange derivatives	(484)	(484)	(367)	(28)	-	(89)	-
Cross currency interest rate swaps	(259)	(259)	(85)	(6)	(71)	(61)	(36)
Interest rate swaps	(80)	(80)	-	(80)	-	-	-
Commodity derivatives	(60)	(60)	(59)	(1)	-	-	-
	(5 981)	(5 981)	(5 609)	(115)	(71)	(150)	(36)

Of which: related to cash flow hedges	(432)	(432)	(399)	(3)	(24)	(1)	(5)

	31 December 2024
Million US dollar	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years

Non-derivative financial liabilities
Unsecured bond issues	(69 484)	(113 412)	(3 453)	(3 416)	(7 311)	(14 352)	(84 881)
Trade and other payables	(24 601)	(24 760)	(23 750)	(257)	(128)	(328)	(297)
Lease liabilities	(2 303)	(2 592)	(639)	(620)	(398)	(447)	(488)
Secured bank loans	(19)	(25)	(5)	(4)	(4)	(8)	(4)
Unsecured bank loans	(94)	(94)	(94)	-	-	-	-
Unsecured other loans	(269)	(297)	(172)	(94)	(20)	(2)	(9)
	(96 770)	(141 181)	(28 113)	(4 391)	(7 861)	(15 138)	(85 678)

Derivative financial liabilities
Equity derivatives	(5 614)	(5 614)	(5 614)	-	-	-	-
Foreign exchange derivatives	(52)	(52)	(52)	-	-	-	-
Cross currency interest rate swaps	(55)	(55)	9	9	(30)	1	(46)
Interest rate swaps	(94)	(94)	(93)	-	-	-	(1)
Commodity derivatives	(69)	(69)	(69)	-	-	-	-
	(5 885)	(5 885)	(5 818)	9	(30)	1	(47)

Of which: related to cash flow hedges	(134)	(134)	(91)	(2)	(38)	-	(4)

Summary of Carrying Amount of Fixed Rate Interest-Bearing Financial Liabilities and Fair Value
The following table summarizes the carrying amount and the fair value of the fixed rate interest-bearing financial liabilities as recognized in the statement of financial position. Floating rate interest-bearing financial liabilities, trade and other receivables and trade and other payables, lease liabilities and derivative financial instruments have been excluded from the analysis as their carrying amount is a reasonable approximation of their fair value.

Interest-bearing financial liabilities	30 June 2025		31 December 2024
Million US dollar	Carrying amount	Fair value	Carrying amount	Fair value

Fixed rate
US dollar	(42 350)	(42 824)	(45 800)	(45 558)
Euro	(28 494)	(28 075)	(21 915)	(21 605)
Pound sterling	(1 212)	(1 152)	(1 108)	(1 046)
Canadian dollar	(512)	(480)	(484)	(461)
Other	(370)	(372)	(375)	(373)
	(72 938)	(72 902)	(69 682)	(69 044)

Analysis of Financial Instruments
The table sets out the fair value hierarchy based on the degree to which significant market inputs are observable:

Fair value hierarchy 30 June 2025 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs -level 3

Financial Assets
Derivatives at fair value through profit and loss	-	47	-
Derivatives in a cash flow hedge relationship	23	208	-
Derivatives in a net investment hedge relationship	-	107	-
	23	361	-
Financial Liabilities
Deferred consideration on acquisitions at fair value	-	-	306
Derivatives at fair value through profit and loss	-	5 229	-
Derivatives in a cash flow hedge relationship	40	392	-
Derivatives in a fair value hedge relationship	-	80	-
Derivatives in a net investment hedge relationship	-	239	-
	40	5 941	306

Fair value hierarchy 31 December 2024 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3

Financial Assets
Held for trading (non-derivatives)	-	9	-
Derivatives at fair value through profit and loss	-	26	-
Derivatives in a cash flow hedge relationship	27	416	-
Derivatives in a net investment hedge relationship	-	345	-
	27	796	-
Financial Liabilities
Deferred consideration on acquisitions at fair value	-	-	288
Derivatives at fair value through profit and loss	-	5 644	-
Derivatives in a cash flow hedge relationship	29	105	-
Derivatives in a fair value hedge relationship	-	94	-
Derivatives in a net investment hedge relationship	-	14	-
	29	5 857	288